SCHEDULE OF COSTS INCURRED IN OIL AND GAS PROPERTY EXPLORATION, AND DEVELOPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total Costs Incurred in Oil and Gas Property Exploration, and Development	$ 2,884,356	$ 255,177	$ 4,912,336
Green World Nusantara [Member] | Kruh Block [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration
Development	2,815,127	251,542	4,912,336
Total Costs Incurred in Oil and Gas Property Exploration, and Development	2,815,127	251,542	4,912,336
Green World Nusantara [Member] | Rangkas [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration
Development
Total Costs Incurred in Oil and Gas Property Exploration, and Development
PT Cogen Nusantara Energi [Member] | Citarum Block [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Exploration
Development	69,229	3,635
Total Costs Incurred in Oil and Gas Property Exploration, and Development	$ 69,229	$ 3,635